Employee benefit plans - Plans with Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Pensions | United States
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 112	$ 120
Fair value of plan assets	0	0
Accumulated benefit obligation	112	120
Fair value of plan assets	0	0
Pensions | Foreign
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	172	64
Fair value of plan assets	116	19
Accumulated benefit obligation	55	50
Fair value of plan assets	17	18
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	62	62
Fair value of plan assets	0	0
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	2	2
Fair value of plan assets	$ 0	$ 0